Income Taxes (Details) - Schedule of significant components of the group’s deferred tax assets (liabilities) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Others	$ 1,477	$ 1,128	$ 677
Net operating loss carryforwards	2,323,105	1,367,309	808,450
Less: Valuation allowance	$ (2,324,700)	(1,367,309)	(808,450)
Net deferred tax asset		$ 1,128	$ 677